Basis of presentation	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Basis of presentation

2. Basis of presentation

These unaudited condensed interim consolidated financial statements have been prepared in accordance with IAS 34, Interim Financial Reporting as issued by the International Accounting Standards Board.

The unaudited condensed interim consolidated financial statements do not include all the notes normally included in annual consolidated financial statements. The unaudited condensed interim consolidated financial statements reflect all normal and reoccurring adjustments that are, in the opinion of management, necessary for a fair presentation of the results for the interim periods presented. Accordingly, these unaudited condensed interim consolidated financial statements should be read in conjunction with the Ceapro’s annual consolidated financial statements as of and for the year ended December 31, 2023.

The accounting policies used in these condensed interim consolidated financial statements are consistent with those presented in Ceapro’s annual consolidated financial statements, except for the accounting policies as described below:

Business combinations

Business combinations are accounted for using the acquisition method as at the acquisition date when control is transferred. The consideration transferred for the acquisition of a business is the fair value of the assets transferred, and any liability and equity interests issued by the Company to the former owners of the acquired business on the acquisition date. Identifiable assets acquired and liabilities assumed in a business combination are generally measured initially at their fair values at the acquisition date. Acquisition-related costs other than those associated with the issue of debt or equity securities, and other direct costs of a business combination are not considered part of the business acquisition transaction and are expensed as incurred.

Foreign currency

Effective June 30, 2024, Ceapro has changed its reporting currency from Canadian dollars to U.S. dollars. This change in reporting currency has been applied retrospectively such that all amounts in the consolidated financial statements of the Company and the accompanying notes thereto are expressed in U.S. dollars. References to “$” are U.S. dollars and references to “CA $” are to Canadian dollars. For comparative purposes, historical consolidated financial statements of Ceapro were recast in U.S. dollars by translating assets and liabilities at the closing exchange rate in effect at the end of the respective period, revenues, expenses and cash flows at the average exchange rate in effect for the respective period and equity transactions at historical exchange rates. Translation gains and losses are included in the cumulative foreign currency translation adjustment, which is reported as a component of shareholders’ equity under accumulated other comprehensive loss.

COSCIENS Biopharma Inc. (formerly Aeterna Zentaris Inc.)

Notes to the Condensed Interim Consolidated Financial Statements

As of June 30, 2024, and for the three and six months ended June 30, 2024, and 2023

(In thousands of US dollars, except share and per share data and as otherwise noted)

(Unaudited)

Post-employment benefits

The Company has partially funded and unfunded defined benefit multi-employer pension plans, namely the DUPK pension plan and the RUK 1990 and 2006 pension plans, (the “Pension Benefit Plans”) and unfunded post-employment benefit plans in Germany. Provisions for pension obligations are established for benefits payable in the form of retirement, disability and surviving dependent pensions. The Company also provides defined contribution plans to some of its employees.

For defined benefit pension plans and other post-employment benefits, net periodic pension expense is actuarially determined on a quarterly basis using the projected unit credit method. The cost of pension and other benefits earned by employees is determined by applying certain assumptions, including discount rates, rate of pension benefit increases, the projected age of employees upon retirement and the expected rate of future compensation.

The employee future benefits liability is recognized at its present value, which is determined by discounting the estimated future cash outflows using interest rates of high-quality corporate bonds that are denominated in the currency in which the benefits will be paid and that have terms to maturity approximating the terms of the related future benefit liability. Actuarial gains and losses that arise in calculating the present value of the defined benefit obligation are recognized in other comprehensive loss, net of tax, and simultaneously reclassified in the deficit in the consolidated statement of financial position in the year in which the actuarial gains and losses arise and without recycling to the consolidated statement of loss and comprehensive loss in subsequent periods.

Revenue

The Company generates revenue from supply agreements and licensing agreements with customers for the sale of certain finished goods, semi-finished goods and active pharmaceutical ingredients. The license is generally combined with other promises to supply goods to the customer, and revenue from the combined performance obligation is satisfied at a point in time, which occurs upon shipment. The transaction price for the combined performance obligation includes the license non-refundable non-creditable upfront payment, regulatory milestones, royalties and the selling price of each good supplied. Milestone payments, which are oftentimes payable upon the successful achievement of development or regulatory events, and royalties are included in the transaction price using the most likely amount method only if the milestones are considered probable of being reached and the Company concludes it is highly probable that a significant revenue reversal will not occur. Milestone payments and royalties that are not within the control of the Company or the licensee, such as regulatory approvals, are generally not considered probable of being achieved until those approvals or subsequent sales are received. The Company allocates the transaction price to the projected units that the Company expects to supply pursuant to the contract, estimated based on current projections and anticipated market demand.

Intangible assets

Intangible assets, consisting of patents, that are acquired by the Company and have finite useful lives are measured at cost less accumulated amortization and any accumulated impairment losses. Patents are amortized on their respective remaining patent life and are expiring between 2027 and 2041.

Warrant liabilities

Warrant liabilities are derivative financial instruments. They are initially measured at fair value. Subsequent to initial recognition, they are measured at fair value, and changes therein are recognised in profit or loss.

COSCIENS Biopharma Inc. (formerly Aeterna Zentaris Inc.)

Notes to the Condensed Interim Consolidated Financial Statements

As of June 30, 2024, and for the three and six months ended June 30, 2024, and 2023

(In thousands of US dollars, except share and per share data and as otherwise noted)

(Unaudited)

Reclassifications

Certain prior period amounts have been reclassified to conform to current period presentation. In the consolidated statement of financial position, trade receivables of $126 and other receivable of $164 were classified to trade and other receivables. In the consolidated statements of loss for the six months ended June 30, 2023, the general and administration expenses of $2,336 (for the three months ended June 30, 2023 - $1,210) and the sales and marketing expenses of $16 (for the three months ended June 30, 2023 - $10) were reclassified within Selling, general and administrative expenses.

New standards and amendments

Several amendments apply for the first time for reporting periods beginning after January 1, 2024, but do not have an impact on the interim condensed consolidated financial statements of the Company. The IASB has published several new, but not yet effective, standards, amendments to existing standards, and interpretations. None of these standards, amendments to existing standards, or interpretations have been early adopted by the Company, and management anticipates that all relevant pronouncements will be adopted for the first period beginning on or after the effective date of the pronouncement. No pronouncements have been disclosed as they are not expected to have a material impact on the Company’s condensed interim consolidated financial statements.

Critical accounting estimates and judgements

The preparation of condensed interim consolidated financial statements in accordance with IFRS requires management to make judgements, estimates and assumptions about the future that affect the reported amounts of the Company’s assets, liabilities, revenues, expenses and related disclosures. Judgements, estimates and assumptions are based on historical experience, expectations, current trends and other factors that management believes to be relevant at the time at which the Company’s condensed interim consolidated financial statements are prepared.

Management reviews, on a regular basis, the Company’s accounting policies, assumptions, estimates and judgements in order to ensure that the condensed interim consolidated financial statements are presented fairly and in accordance with IFRS applicable to interim financial statements. Revisions to estimates are recognized prospectively. Critical accounting estimates and assumptions, as well as critical judgements used in applying accounting policies in the preparation of the Company’s condensed interim consolidated financial statements, were the same as those applied to Ceapro’s annual consolidated financial statements as of and for the year ended December 31, 2023, except for as described below:

●	Measurement of defined benefit obligations: key actuarial assumptions (note 10); and
●	Business acquisition: identification of the acquirer, determination of the fair value of the consideration transferred and fair value of some of the assets acquired and liabilities assumed (note 3).